Financial Risk Management - Credit Risk - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Income taxes refundable	$ 147,000,000	$ 202,700,000
Proceeds from issue of bonds, notes and debentures	5,677,100,000	4,514,500,000
Excess collateral pledged by counterparties	400,000	8,700,000
Financial assets pledged as liabilities	5,706,000,000	5,481,000,000
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,838,700,000	$ 29,592,700,000
Capital and surplus requirement	$ 500,000,000
Investment grade or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	72.20%	79.20%
AA or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	47.10%	61.90%
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 19,198,800,000	$ 11,235,600,000
Financial assets pledged as liabilities	3,600,000	8,300,000
All other sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,268,400,000	891,500,000
Bonds, U.S. states and municipalities
Disclosure of credit risk exposure [line items]
Financial assets	2,500,000,000	4,700,000,000
Proceeds from issue of bonds, notes and debentures	2,346,500,000
Favourable tax treatment expected	2,300,000,000	3,300,000,000
Taxable portion of investment	200,000,000
Bonds, U.S. states and municipalities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,452,100,000	4,732,200,000
Bonds, U.S. states and municipalities | AA or better
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,500,000,000	$ 2,100,000,000
Other than U.S., U.K., German, and Canadian sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	8.70%	14.70%
Maximum exposure to credit risk	$ 3,398,700,000	$ 4,178,600,000
Largest single issuer of corporate bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	1.70%	1.60%
Maximum exposure to credit risk	$ 663,600,000	$ 461,200,000
Government securities | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets pledged as liabilities	35,900,000	54,400,000
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,812,500,000	$ 4,010,300,000
Recoverable from reinsurers | A Plus | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	6.50%	3.60%
Germany | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 105,300,000	$ 201,700,000
Australia | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	97,900,000	31,700,000
UK | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	90,900,000	23,400,000
Canada | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	84,400,000	311,400,000
India | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	734,700,000	602,200,000
Poland | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	125,100,000	117,200,000
Brazil | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 101,700,000	$ 80,300,000
Canada and United States | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	87.40%	85.10%
Europe | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	9.10%	8.10%
Other foreign countries | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	3.50%	6.80%
Low Risk Level | All other sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,394,700,000	$ 1,713,400,000
Low Risk Level | Bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	6.10%	6.00%
High And Moderate Risk Levels | Bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	20.10%	29.70%
Financial assets	$ 7,896,100,000	$ 8,454,100,000
EXCO Resources, Inc | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	402,000,000	292,400,000
Blackberry Limited | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	663,600,000	461,200,000
Sanmar Chemicals Group | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	333,200,000	299,100,000
Chorus Aviation | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	155,200,000	0
FBD Insurance PLC | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	$ 112,000,000	$ 76,800,000